Income and Social Contribution Taxes - Summary of Changes in Balances of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income and social contribution taxes [abstract]
Initial balance	R$ 1,254,928	R$ 897,936	R$ 571,473
Deferred IRPJ and CSLL recognized in profit (loss) for the year	(360,953)	335,375	296,459
Deferred IRPJ and CSLL recognized in income for the year from discontinued operation			31,138
Deferred IRPJ and CSLL recognized on company acquisition	(71,815)
Deferred IRPJ and CSLL recognized in other comprehensive income	(18,178)	21,474	(1,134)
Others	134	143
Final balance	R$ 804,116	R$ 1,254,928	R$ 897,936